Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments and accrued income other than contract assets [abstract]
Schedule of prepaid expenses

	December 31, 2025	December 31, 2024
Prepaid insurance	$1,166,879	$1,175,709
Other	166,996	318,774
	$1,333,875	$1,494,483